Nuveen Mortgage and Income Fund
Portfolio of Investments March 31, 2023
(Unaudited)
JLS
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 139.9%   (99.3% of Total Investments)
X104,002,979.00 MORTGAGE-BACKED SECURITIES - 101.1% (71.7% of Total Investments)
X 104,002,979
$ 1,500 ACRE Commercial Mortgage 2021-FL4 Ltd, (1-Month
LIBOR reference rate + 2.600% spread), 2021 FL4,
144A(3),(4)
7.361% 12/18/37 N/R $ 1,434,474
500 Alen 2021-ACEN Mortgage Trust, (3-Month LIBOR
reference rate + 4.000% spread), 2021 ACEN, 144A(3)
8.684% 4/15/34 BB- 362,319
1,000 Angel Oak Mortgage Trust 2019-5, 2019 5, 144A 3.957% 10/25/49 BB+ 855,396
1,000 BANK 2017-BNK6, 2017 BNK6(4) 3.851% 7/15/60 A 838,209
1,000 BANK 2019-BNK21, 2019 BN21, 144A 2.500% 10/17/52 BBB 600,297
1,000 BBCMS Mortgage Trust 2020-C6, 2020 C6, 144A 3.688% 2/15/53 N/R 752,869
1,500 Benchmark 2020-B18 Mortgage Trust, 2020 B18,
144A(4)
4.139% 7/15/53 B- 1,289,693
845 CD 2016-CD1 Mortgage Trust, 2016 CD1(4) 3.631% 8/10/49 A- 665,681
1,500 CD 2016-CD2 Mortgage Trust, 2016 CD2 3.980% 11/10/49 A- 1,213,930
1,978 CD 2017-CD3 Mortgage Trust, 2017 CD3(4) 4.546% 2/10/50 BBB 1,292,186
25 CF 2020-P1 Mortgage Trust, 2020 P1, 144A 2.840% 4/15/25 N/R 23,543
672 CFK Trust 2019-FAX, 2019 FAX, 144A 4.637% 1/15/39 N/R 582,914
462 CHL Mortgage Pass-Through Trust 2006-HYB1, 2006
HYB1
3.696% 3/20/36 Caa3 399,006
1,500 COMM 2013-LC13 Mortgage Trust, 2013 LC13, 144A(4) 5.255% 8/10/46 BB- 1,404,404
925 COMM 2014-CCRE15 Mortgage Trust, 2014 CR15(4) 4.672% 2/10/47 A2 818,155
700 COMM 2014-CCRE15 Mortgage Trust, 2014 CR15, 144A 4.672% 2/10/47 Baa2 605,844
1,000 COMM 2014-CCRE17 Mortgage Trust, 2014 CR17 4.377% 5/10/47 AA- 914,716
1,794 COMM 2014-CCRE19 Mortgage Trust, 2014 CR19,
144A(4)
4.697% 8/10/47 BBB- 1,553,575
1,000 Comm 2014-UBS2 Mortgage Trust, 2014 UBS2(4) 4.947% 3/10/47 Baa1 934,703
1,500 COMM 2014-UBS3 Mortgage Trust, 2014 UBS3, 144A(4) 4.767% 6/10/47 N/R 1,047,855
1,400 COMM 2015-CCRE22 Mortgage Trust, 2015 CR22, 144A 3.000% 3/10/48 BB- 998,508
2,000 COMM 2015-CCRE23 Mortgage Trust, 2015 CR23(4) 4.295% 5/10/48 N/R 1,635,023
1,800 COMM 2015-CCRE24 Mortgage Trust, 2015 CR24(4) 3.463% 8/10/48 BBB- 1,446,361
800 COMM 2015-CCRE25 Mortgage Trust, 2015 CR25(4) 4.518% 8/10/48 A- 726,842
1,245 COMM 2015-CCRE25 Mortgage Trust, 2015 CR25 3.768% 8/10/48 BB 952,655
3,000 Connecticut Avenue Securities Trust 2021-R01,
(SOFR30A reference rate + 6.000% spread), 2021 R01,
144A(3)
10.560% 10/25/41 N/R 2,743,459
2,030 Connecticut Avenue Securities Trust 2021-R01,
(SOFR30A reference rate + 3.100% spread), 2021 R01,
144A(3)
7.660% 10/25/41 BB- 1,918,781
625 Connecticut Avenue Securities Trust 2021-R03,
(SOFR30A reference rate + 5.500% spread), 2021 R03,
144A(3)
10.060% 12/25/41 N/R 557,111
2,100 Connecticut Avenue Securities Trust 2022-R01,
(SOFR30A reference rate + 6.000% spread), 2022 R01,
144A(3)
10.560% 12/25/41 N/R 1,896,139
2,300 Connecticut Avenue Securities Trust 2022-R01,
(SOFR30A reference rate + 3.150% spread), 2022 R01,
144A(3),(4)
7.710% 12/25/41 BB 2,138,934
3,000 Connecticut Avenue Securities Trust 2022-R02,
(SOFR30A reference rate + 4.500% spread), 2022 R02,
144A(3),(4)
9.060% 1/25/42 B+ 2,861,234
3,000 Connecticut Avenue Securities Trust 2022-R03,
(SOFR30A reference rate + 6.250% spread), 2022 R03,
144A(3)
6.349% 3/25/42 BB- 3,101,336
1,000 Connecticut Avenue Securities Trust 2022-R03,
(SOFR30A reference rate + 3.500% spread), 2022 R03,
144A(3),(4)
8.060% 3/25/42 BBB- 1,007,646

Nuveen Mortgage and Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

JLS
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X104,002,979.00 MORTGAGE-BACKED SECURITIES (continued)
$ 200 Connecticut Avenue Securities Trust 2022-R04,
(SOFR30A reference rate + 3.100% spread), 2022 R04,
144A(3)
7.660% 3/25/42 BBB- $ 198,398
2,900 Connecticut Avenue Securities Trust 2022-R05,
(SOFR30A reference rate + 7.000% spread), 2022 R05,
144A(3)
11.560% 4/25/42 B3 2,849,693
460 Connecticut Avenue Securities Trust 2022-R06,
(SOFR30A reference rate + 3.850% spread), 2022 R06,
144A(3),(4)
8.410% 5/25/42 BBB- 467,624
960 Connecticut Avenue Securities Trust 2022-R07,
(SOFR30A reference rate + 6.800% spread), 2022 R07,
144A(3)
11.368% 6/25/42 BB- 1,011,858
1,500 Connecticut Avenue Securities Trust 2022-R08,
(SOFR30A reference rate + 5.600% spread), 2022 R08,
144A(3),(4)
9.528% 7/25/42 BB- 1,514,340
33,000 DOLP Trust 2021-NYC, 2021 NYC, (I/O), 144A 0.665% 5/10/41 A- 1,311,605
3,000 Fannie Mae Connecticut Avenue Securities, (SOFR30A
reference rate + 3.300% spread), 2021 R02, 144A(3)
7.860% 11/25/41 B+ 2,831,042
655 FARM 21-1 Mortgage Trust, 2021 1, 144A 3.237% 7/25/51 N/R 447,143
87 Flagstar Mortgage Trust 2017-2, 2017 2, 144A 4.035% 10/25/47 Aa2 77,472
7,694 Freddie Mac Multifamily ML Certificates, 2021 ML12,
(I/O)
1.223% 7/25/41 AA+ 790,180
2,275 Freddie Mac STACR REMIC Trust 2021-DNA6, (SOFR30A
reference rate + 3.400% spread), 2021 DNA6, 144A(3)
7.960% 10/25/41 BB- 2,138,207
2,000 Freddie Mac STACR REMIC Trust 2021-DNA6, (SOFR30A
reference rate + 7.500% spread), 2021 DNA6, 144A(3)
12.060% 10/25/41 N/R 1,863,358
3,000 Freddie Mac STACR REMIC Trust 2022-DNA1, (SOFR30A
reference rate + 3.400% spread), 2022 DNA1,
144A(3),(4)
7.960% 1/25/42 B+ 2,732,952
1,000 Freddie Mac STACR REMIC Trust 2022-DNA1, (SOFR30A
reference rate + 7.100% spread), 2022 DNA1, 144A(3)
11.660% 1/25/42 N/R 870,154
1,270 Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 3.750% spread), 2022 DNA2,
144A(3),(4)
8.310% 2/25/42 BB 1,225,893
4,900 Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 4.750% spread), 2022 DNA2, 144A(3)
9.310% 2/25/42 B+ 4,674,852
3,750 Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A
reference rate + 5.650% spread), 2022 DNA3,
144A(3),(4)
8.647% 4/25/42 B+ 3,665,954
790 Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A
reference rate + 4.350% spread), 2022 DNA3, 144A(3)
8.910% 4/25/42 BB 777,445
123 Freddie Mac Strips, (1-Month LIBOR reference rate +
5.920% spread), 2014 327, (I/O)(3)
1.236% 3/15/44 N/R 11,910
1,000 Freddie Mac Structured Agency Credit Risk Debt Notes,
(SOFR30A reference rate + 4.000% spread), 2022 HQA2,
144A(3),(4)
8.560% 7/25/42 Baa3 998,333
7,715 Government National Mortgage Association, (SOFR30A
reference rate + 6.250% spread), 2020 133, (I/O)(3),(4)
1.691% 9/20/50 N/R 1,069,833
1,500 GS Mortgage Securities Corp Trust 2017-SLP, 2017 SLP,
144A
4.599% 10/10/32 B 1,401,229
892 GS Mortgage Securities Corp Trust 2018-TWR, (1-Month
LIBOR reference rate + 4.175% spread), 2018 TWR,
144A(3)
8.859% 7/15/31 N/R 535,200
700 GS Mortgage Securities Corp Trust 2018-TWR, (1-Month
LIBOR reference rate + 3.050% spread), 2018 TWR,
144A(3)
7.734% 7/15/31 CCC 486,500
700 GS Mortgage Securities Corp Trust 2018-TWR, (1-Month
LIBOR reference rate + 2.350% spread), 2018 TWR,
144A(3)
7.034% 7/15/31 B 513,800
1,000 GS Mortgage Securities Corp Trust 2018-TWR, (1-Month
LIBOR reference rate + 1.700% spread), 2018 TWR,
144A(3)
6.384% 7/15/31 BBB 819,500

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X104,002,979.00 MORTGAGE-BACKED SECURITIES (continued)
$ 1,100 GS Mortgage Securities Corp Trust 2018-TWR, (1-Month
LIBOR reference rate + 1.850% spread), 2018 TWR,
144A(3)
6.534% 7/15/31 BB $ 838,750
1,400 GS Mortgage Securities Corp Trust 2021-ARDN,
(1-Month LIBOR reference rate + 3.350% spread), 2021
ARDN, 144A(3)
8.034% 11/15/36 N/R 1,327,072
2,000 GS Mortgage Securities Trust 2016-GS4, 2016 GS4(4) 3.954% 11/10/49 A- 1,658,170
1,000 Hudson Yards 2019-55HY Mortgage Trust, 2019 55HY,
144A
2.943% 12/10/41 N/R 634,180
441 JP Morgan Chase Commercial Mortgage Securities Trust
2019-ICON UES, 2019 UES, 144A
4.452% 5/05/32 BB- 409,533
377 JP Morgan Chase Commercial Mortgage Securities Trust
2019-ICON UES, 2019 UES, 144A
4.452% 5/05/32 BBB- 352,994
366 JP Morgan Chase Commercial Mortgage Securities Trust
2020-NNN, 2020 NNN, 144A
3.972% 1/16/37 N/R 298,281
875 JP Morgan Mortgage Trust 2018-6, 2018 6, 144A 3.893% 12/25/48 Baa3 734,064
2,000 JPMBB Commercial Mortgage Securities Trust 2014-
C22, 2014 C22(4)
4.548% 9/15/47 BBB 1,760,257
1,000 JPMBB Commercial Mortgage Securities Trust 2015-
C27, 2015 C27(4)
3.898% 2/15/48 N/R 939,704
760 JPMBB Commercial Mortgage Securities Trust 2015-
C29, 2015 C29(4)
4.118% 5/15/48 AA- 698,682
1,189 JPMBB Commercial Mortgage Securities Trust 2016-C1,
2016 C1(4)
4.737% 3/17/49 A- 1,079,266
2,000 JPMCC Commercial Mortgage Securities Trust 2017-JP5,
2017 JP5(4)
3.762% 3/15/50 A- 1,548,829
1,930 JPMCC Commercial Mortgage Securities Trust 2017-JP6,
2017 JP6(4)
3.708% 7/15/50 A- 1,542,886
1,500 JPMCC Commercial Mortgage Securities Trust 2017-JP6,
2017 JP6, 144A
4.458% 7/15/50 BBB+ 1,146,906
1,849 JPMCC Commercial Mortgage Securities Trust 2017-JP7,
2017 JP7, 144A(4)
4.383% 9/15/50 BBB 1,305,598
1,098 Morgan Stanley Bank of America Merrill Lynch Trust
2014 C19, 2014 C19(4)
4.000% 12/15/47 N/R 992,495
226 Morgan Stanley Capital I Trust 2015-MS1, 2015 MS1 4.024% 5/15/48 N/R 209,531
187 Morgan Stanley Mortgage Loan Trust 2007-15AR, 2007
15AR
3.036% 11/25/37 D 120,156
1,000 MRCD 2019-MARK Mortgage Trust, 2019 PARK, 144A 2.718% 12/15/36 N/R 857,086
750 MSCG Trust 2015-ALDR, 2015 ALDR, 144A 3.462% 6/07/35 A- 645,432
250 MSCG Trust 2015-ALDR, 2015 ALDR, 144A 3.462% 6/07/35 BBB- 206,717
1,050 Natixis Commercial Mortgage Securities Trust 2019-
MILE, (1-Month LIBOR reference rate + 4.329% spread),
2019 MILE, 144A(3)
9.157% 7/15/36 N/R 940,946
1,000 Natixis Commercial Mortgage Securities Trust 2019-
MILE, (1-Month LIBOR reference rate + 2.829% spread),
2019 MILE, 144A(3)
7.657% 7/15/36 N/R 901,444
1,000 PKHL Commercial Mortgage Trust 2021-MF, (1-Month
LIBOR reference rate + 2.000% spread), 2021 MF,
144A(3),(4)
6.685% 7/15/38 BBB 920,864
40,180 SLG Office Trust 2021-OVA, 2021 OVA, 144A 0.258% 7/15/41 AA- 638,701
1,668 SMR 2022-IND Mortgage Trust, (TSFR1M reference rate
+ 3.950% spread), 2022 IND, 144A(3),(4)
8.777% 2/15/39 Baa3 1,548,372
1,500 Spruce Hill Mortgage Loan Trust 2020-SH1, 2020 SH1,
144A
3.827% 1/28/50 BBB 1,310,030
127,100 SUMIT 2022-BVUE Mortgage Trust, 2022 BVUE, (I/O),
144A
0.082% 2/12/41 A1 739,747
623 UBS-Barclays Commercial Mortgage Trust 2013-C5,
2013 C5, 144A(4)
3.649% 3/10/46 A2 606,376
1,500 VNDO Trust 2016-350P, 2016 350P, 144A 3.903% 1/10/35 B 1,150,963
1,300 Wells Fargo Commercial Mortgage Trust 2015-NXS1,
2015 NXS1(4)
4.149% 5/15/48 BBB- 1,080,674
Total Mortgage-Backed Securities (cost $116,068,938) 104,002,979

Nuveen Mortgage and Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

JLS
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X39,962,892.00 ASSET-BACKED SECURITIES - 38.8% (27.6% of Total Investments)
X 39,962,892
$ 1,121 AASET 2020-1 Trust, 2020 1A, 144A(5) 6.413% 1/16/40 B $ 11
1,500 Adams Outdoor Advertising LP, 2018 1, 144A 7.356% 11/15/48 BB 1,355,389
855 Adams Outdoor Advertising LP, 2018 1, 144A 4.810% 11/15/48 A 816,645
750 Affirm Asset Securitization Trust 2021-B, 2021 B, 144A 2.540% 8/17/26 N/R 667,385
936 Air Canada 2020-2 Class A Pass Through Trust, 2020 A,
144A(4)
5.250% 4/01/29 A 911,408
807 Air Canada 2020-2 Class B Pass Through Trust, 2020 A,
144A(4)
9.000% 10/01/25 BBB 820,061
1,300 Avis Budget Rental Car Funding AESOP LLC, 2021 2A,
144A
4.080% 2/20/28 Ba1 1,070,141
297 Bojangles Issuer LLC, 2020 1A, 144A 3.832% 10/20/50 N/R 270,618
500 Bonanza RE Ltd, (3-Month U.S. Treasury Bill reference
rate + 4.870% spread), 2020 A, 144A(3)
9.557% 12/23/24 N/R 427,500
250 Bonanza RE Ltd, (3-Month U.S. Treasury Bill reference
rate + 5.750% spread), 144A(3)
10.440% 3/16/25 N/R 205,950
250 Bonanza RE Ltd, 144A(3) 4.555% 1/08/24 N/R 202,050
750 Bonanza RE Ltd, (3-Month U.S. Treasury Bill reference
rate + 8.250% spread), 144A(3)
12.787% 1/08/26 N/R 749,100
528 British Airways 2020-1 Class A Pass Through Trust,
144A(4)
4.250% 11/15/32 A 493,208
450 British Airways 2020-1 Class B Pass Through Trust, 2020
A, 144A(4)
8.375% 11/15/28 A- 460,850
550 Caelus Re VI Ltd, (3-Month U.S. Treasury Bill reference
rate + 5.380% spread), 2020 A, 144A(3)
10.070% 6/07/23 N/R 541,090
2,000 Cars Net Lease Mortgage Notes Series 2020-1, 2020 1A,
144A
4.690% 12/15/50 BBB 1,759,192
775 CARS-DB4 LP, 2020 1A, 144A 4.520% 2/15/50 BBB 698,884
2 Carvana Auto Receivables Trust 2021-P2, 2021 P2, 144A 0.000% 5/10/28 N/R 797,500
250 Cayuga Park CLO Ltd, (3-Month LIBOR reference rate +
6.000% spread), 2020 1A, 144A(3)
1.000% 7/17/34 BB- 221,363
385 CIFC Funding 2020-II Ltd, (3-Month LIBOR reference rate
+ 6.500% spread), 2020 2A, 144A(3)
11.308% 10/20/34 BB- 351,731
375 CIFC Funding 2022-II Ltd, (TSFR3M reference rate +
7.000% spread), 2022 2A, 144A(3)
11.633% 4/19/35 Ba3 347,139
750 CIFC Funding 2022-IV Ltd, (SOFR reference rate +
3.550% spread), 2022 4A, 144A(3)
8.208% 7/16/35 BBB- 703,048
250 Citrus Re Ltd, (3-Month U.S. Treasury Bill reference rate +
5.100% spread), 144A(3)
5.100% 6/07/25 N/R 237,500
250 Cologix Data Centers US Issuer LLC, 2021 1A, 144A 5.990% 12/26/51 N/R 211,811
993 EWC Master Issuer LLC, 2022 1A, 144A 5.500% 3/15/52 N/R 900,701
479 FOCUS Brands Funding LLC, 2018 1, 144A 5.184% 10/30/48 BBB 451,692
500 Goldentree Loan Opportunities IX Ltd, (3-Month LIBOR
reference rate + 5.660% spread), 2014 9A, 144A(3)
10.462% 10/29/29 BB- 454,605
500 GoldentTree Loan Management US CLO 1 Ltd, (3-Month
LIBOR reference rate + 7.500% spread), 2021 11A,
144A(3)
8.563% 10/20/34 B- 397,490
375 GRACIE POINT INTERNATIONAL FUNDING 2021-1,
(1-Month LIBOR reference rate + 2.400% spread), 2021
1A, 144A(3)
7.062% 11/01/23 N/R 374,484
489 Hardee's Funding LLC, 2020 1A, 144A 3.981% 12/20/50 BBB 424,977
500 Hertz Vehicle Financing III LLC, 2022 1A, 144A 4.850% 6/25/26 Ba2 456,473
250 Hestia Re Ltd, (1-Month U.S. Treasury Bill reference rate +
9.500% spread), 144A(3)
14.192% 4/22/25 N/R 200,000
213 HIN Timeshare Trust 2020-A, 2020 A, 144A 6.500% 10/09/39 B 198,786
299 HIN Timeshare Trust 2020-A, 2020 A, 144A 5.500% 10/09/39 BB 277,820
643 Jack in the Box Funding LLC, 2019 1A, 144A 4.476% 8/25/49 BBB 602,829
639 Jonah Energy Abs I LLC, 2022 1, 144A 7.200% 11/20/37 A- 631,836
349 LUNAR AIRCRAFT 2020-1 LTD, 2020 1A, 144A 3.376% 2/15/45 BBB 302,266
500 Madison Park Funding XXXVI Ltd, (TSFR3M reference
rate + 5.460% spread), 2019 36A, 144A(3)
5.764% 4/15/35 BBB- 489,706
1,125 Magnetite XXIII Ltd, (3-Month LIBOR reference rate +
6.300% spread), 2019 23A, 144A(3)
7.484% 1/25/35 BB- 1,028,663

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X39,962,892.00 ASSET-BACKED SECURITIES (continued)
$ 250 Matterhorn Re Ltd, (SOFR reference rate + 5.250%
spread), 144A(3)
5.889% 3/24/25 N/R $ 219,825
500 Mercury Financial Credit Card Master Trust, 2022 3A,
144A
10.680% 6/21/27 N/R 498,421
500 Mercury Financial Credit Card Master Trust, 2023 1A,
144A
9.590% 9/20/27 N/R 495,567
500 Mercury Financial Credit Card Master Trust, 2023 1A,
144A
8.040% 9/20/27 N/R 500,178
125 MetroNet Infrastructure Issuer LLC, 2023 1A, 144A 10.850% 4/20/53 N/R 125,000
125 MetroNet Infrastructure Issuer LLC, 2023 1A, 144A 8.010% 4/20/53 N/R 123,411
1,630 Mexico Remittances Funding Fiduciary Estate
Management Sarl, 144A
4.875% 1/15/28 BB+ 1,458,850
1,308 Mosaic Solar Loan Trust 2019-2, 2019 2A, 144A 0.000% 9/20/40 N/R 555,379
888 Mosaic Solar Loan Trust 2020-1, 2020 1A, 144A 0.000% 4/20/46 N/R 629,021
930 Mosaic Solar Loan Trust 2020-2, 2020 2A, 144A 5.420% 8/20/46 N/R 863,359
265 MVW 2020-1 LLC, 2020 1A, 144A 7.140% 10/20/37 BB 253,956
571 MVW 2020-1 LLC, 2020 1A, 144A 4.210% 10/20/37 BBB 540,306
500 Oportun Funding 2022-1 LLC, 2022 1, 144A 6.000% 6/15/29 N/R 481,385
500 Oportun Funding XIV LLC, 2021 A, 144A 5.400% 3/08/28 N/R 466,508
1,000 Oportun Issuance Trust 2021-B, 2021 B, 144A 5.410% 5/08/31 N/R 854,730
350 Oportun Issuance Trust 2021-C, 2021 C, 144A 5.570% 10/08/31 N/R 296,714
925 Palmer Square CLO 2023-1 Ltd, (TSFR3M reference rate
+ 5.300% spread), 2023 1A, 144A(3)
10.027% 1/20/36 BBB- 912,344
625 Palmer Square CLO Ltd, (TSFR3M reference rate +
6.350% spread), 2022 1A, 144A(3)
10.989% 4/20/35 Ba3 569,926
250 Purchasing Power Funding 2021-A LLC, 2021 A, 144A 4.370% 10/15/25 N/R 232,798
1,158 Purewest Funding LLC, 2021 1, 144A 4.091% 12/22/36 A- 1,104,753
2 Putnam RE PTE Ltd, 144A(5) 10.184% 6/07/24 N/R 0
400 Residential Reinsurance 2020 Ltd, (3-Month U.S. Treasury
Bill reference rate + 6.180% spread), 2020 A, 144A(3)
6.510% 12/06/24 N/R 381,120
500 Residential Reinsurance 2022 Ltd, (3-Month U.S. Treasury
Bill reference rate + 7.000% spread), 144A(3)
11.684% 12/06/26 N/R 498,100
500 SD Re Ltd, (3-Month U.S. Treasury Bill reference rate +
9.250% spread), 144A(3)
13.932% 11/19/24 N/R 480,500
653 SERVPRO Master Issuer LLC, 2019 1A, 144A 3.882% 10/25/49 BBB- 596,164
574 Sesac Finance LLC, 2019 1, 144A 5.216% 7/25/49 N/R 539,531
57 Sierra Timeshare 2019-3 Receivables Funding LLC, 2019
3A, 144A
4.180% 8/20/36 BB 53,841
345 Sierra Timeshare 2020-2 Receivables Funding LLC, 2020
2A, 144A
6.590% 7/20/37 BB 331,595
1,000 Sixth Street CLO XIX Ltd, (3-Month LIBOR reference rate
+ 5.900% spread), 2021 19A, 144A(3)
6.035% 7/20/34 BB- 926,166
490 Start II LTD, 2019 1, 144A 5.095% 3/15/44 BB 380,373
1,000 TCW CLO 2021-2 Ltd, (3-Month LIBOR reference rate +
6.860% spread), 2021 2A, 144A(3)
6.985% 7/25/34 BB- 895,630
500 Ursa Re II Ltd, (3-Month U.S. Treasury Bill reference rate +
7.000% spread), 144A(3)
11.684% 12/06/25 N/R 502,950
1,266 Vivint Solar Financing V LLC, 2018 1A, 144A 7.370% 4/30/48 N/R 1,174,406

Nuveen Mortgage and Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

JLS
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X39,962,892.00 ASSET-BACKED SECURITIES (continued)
$ 574 VR Funding LLC, 2020 1A, 144A 6.420% 11/15/50 N/R $ 508,183
Total Asset-Backed Securities (cost $44,741,667) 39,962,892
Total Long-Term Investments (cost $160,810,605) 143,965,871
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
SHORT-TERM INVESTMENTS -  1.0% (0.7% of Total Investments)
X 959,768 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.0% (0.7% of Total Investments)
X 959,768
$ 960 Federal Home Loan Bank Discount Notes 0.000% 4/03/23 N/R $ 959,768
Total U.S. Government and Agency Obligations (cost $959,768) 959,768
Total Short-Term Investments (cost $959,768) 959,768
Total Investments (cost $161,770,373 ) - 140.9% 144,925,639
Borrowings - (8.7)% (6),(7) (8,995,000)
Reverse Repurchase Agreements, including accrued interest - (31.6)%(8) (32,563,071)
Other Assets & Liabilities, Net -  (0.6)% (475,279)
Net Assets Applicable to Common Shares - 100% $ 102,892,289
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Mortgage-Backed Securities $ – $ 104,002,979 $ – $ 104,002,979
Asset-Backed Securities – 39,962,881 11 39,962,892
Short-Term Investments:
U.S. Government and Agency Obligations – 959,768 – 959,768
Total
$ – $ 144,925,628 $ 11 $ 144,925,639
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $49,585,266 have been pledged as collateral for reverse repurchase agreements.
(5) For fair value measurement disclosure purposes, investment classified as Level 3.
(6) Borrowings as a percentage of Total Investments is 6.2%.
(7) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $30,160,390 have been pledged as collateral for borrowings.
(8) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 22.5%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month